Employee Benefit Plan	12 Months Ended
Dec. 31, 2020
Employee Benefit Plan
Employee Benefit Plan

16.   Employee Benefit Plan

The Company sponsors a profit-sharing plan under Section 401(k) of the Internal Revenue Code. The plan covers eligible employees and provides for discretionary employer contributions and a matching contribution subject to certain limitations of employee salary deferrals. Profit sharing expense was immaterial during the periods ended December 31, 2020, 2019, and 2018.